Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Land	$ 14,328	$ 14,328
Building and improvements	22,460	18,582
Machinery	42,770	41,154
Research and development equipment	25,949	25,155
Software	13,260	12,537
Office furniture and equipment	10,655	9,968
Others	24,793	23,516
Property, Plant and Equipment, Gross	154,215	145,240
Accumulated depreciation and amortization	(101,373)	(89,090)
Prepayment for purchases of land and equipment	1,619	1,121
Property, Plant and Equipment, Net	$ 54,461	$ 57,271